UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM NQ
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman,
CEO and Co-CIO
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2010
DATE OF REPORTING PERIOD: January 1, 2010 through March 31, 2010

ITEM 1.  REPORT TO SHAREHOLDERS.

Calamos Growth and Income Portfolio

 SCHEDULE OF INVESTMENTS MARCH 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (36.7%)
		Consumer Discretionary (2.5%)
270,000		Best Buy Company, Inc. 2.250%, 01/15/22	$302,400
110,000		International Game Technology* 3.250%, 05/01/14	131,313
190,000		Priceline.com, Inc.* 1.250%, 03/15/15	199,737

			633,450

		Energy (1.8%)
100,000		Cameron International Corp. 2.500%, 06/15/26	132,750
		Chesapeake Energy Corp.
200,000		2.750%, 11/15/35	185,250
185,000		2.500%, 05/15/37	152,125

			470,125

		Financials (0.5%)
110,000		Leucadia National Corp. 3.750%, 04/15/14	137,225

		Health Care (8.2%)
340,000		Amgen, Inc. 0.375%, 02/01/13	346,375
120,000		Endo Pharmaceuticals Holdings, Inc.* 1.750%, 04/15/15	120,300
305,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	344,650
200,000		Life Technologies Corp. 3.250%, 06/15/25	235,750
130,000		Medicis Pharmaceutical Corp. 2.500%, 06/04/32	134,713
310,000		Medtronic, Inc. 1.625%, 04/15/13	329,375
200,000		Mylan, Inc. 1.250%, 03/15/12	223,000
265,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	360,731

			2,094,894

		Industrials (3.4%)
190,000		AGCO Corp. 1.250%, 12/15/36	210,663
340,000		Danaher Corp. 0.000%, 01/22/21	394,400
110,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	116,325
130,000		Navistar International Corp. 3.000%, 10/15/14	145,600

			866,988

		Information Technology (14.4%)
50,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	86,406
645,000		EMC Corp. 1.750%, 12/01/13	809,475
225,000		Intel Corp.* 3.250%, 08/01/39	270,844
270,000		Micron Technology, Inc. 1.875%, 06/01/14	259,537
570,000		NetApp, Inc. 1.750%, 06/01/13	670,462
284,000		Nuance Communications, Inc. 2.750%, 08/15/27	308,495
250,000		ON Semiconductor Corp. 2.625%, 12/15/26	256,562
130,000		Rovi Corp.* 2.625%, 02/15/40	130,488
110,000		Seagate Technology 2.375%, 08/15/12	128,838
		Symantec Corp.
300,000		1.000%, 06/15/13	320,250
150,000		0.750%, 06/15/11	156,563
300,000		VeriSign, Inc. 3.250%, 08/15/37	272,625

			3,670,545

		Materials (5.9%)
95,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	139,531
100,000		Anglo American, PLC 4.000%, 05/07/14	170,930
330,000		Goldcorp, Inc.* 2.000%, 08/01/14	368,775
		Newmont Mining Corp.
305,000		1.625%, 07/15/17	395,356
210,000		1.250%, 07/15/14	270,637
50,000		3.000%, 02/15/12	63,563
100,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	106,250

			1,515,042

		TOTAL CONVERTIBLE BONDS (Cost $8,136,887)	9,388,269

SYNTHETIC CONVERTIBLE SECURITIES (7.6%)
Sovereign Bonds (6.2%)
260,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	245,885
42,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	235,840
260,000	CAD	Government of Canada 2.000%, 12/01/14	247,065
		Government of New Zealand
170,000	NZD	6.000%, 04/15/15	125,072
160,000	NZD	6.500%, 04/15/13	119,882
165,000	SGD	Government of Singapore 1.375%, 10/01/14	118,156
		Kingdom of Norway
650,000	NOK	5.000%, 05/15/15	118,863

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS MARCH 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

635,000	NOK	6.500%, 05/15/13	$118,818
1,800,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	253,741

		TOTAL SOVEREIGN BONDS	1,583,322

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.4%)#
		Consumer Discretionary (0.2%)
7		Priceline.com, Inc.
		Call, 01/21/12, Strike $200.00	60,690

		Financials (0.4%)
115		Bank Of America Corp. Call, 01/21/12, Strike $15.00	56,925
41		JPMorgan Chase & Company Call, 01/21/12, Strike $40.00	39,668

			96,593

		Health Care (0.2%)
50		Teva Pharmaceutical Industries, Ltd. Call, 01/21/12, Strike $60.00	48,125

		Information Technology (0.6%)
9		Apple, Inc. Call, 01/21/12, Strike $210.00	51,907
40		Cognizant Technology Solutions Corp. Call, 01/21/12, Strike $47.50	45,800
5		Google, Inc. Call, 01/21/12, Strike $530.00	54,800

			152,507

		TOTAL PURCHASED OPTIONS	357,915

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,860,187)	1,941,237

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.2%)
		Consumer Staples (3.1%)
12,500		Archer-Daniels-Midland Company 6.250%	510,875
430		Bunge, Ltd. 5.125%	268,213

			779,088

		Financials (3.4%)
4,900		Affiliated Managers Group, Inc. 5.150%	173,337
440		Bank of America Corp. 7.250%	429,000
270		Wells Fargo & Company 7.500%	263,790

			866,127

		Health Care (1.2%)
230		Mylan, Inc. 6.500%	312,800

		Materials (0.5%)
1,450		Vale, SA 6.750%	131,805

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,617,090)	2,089,820

COMMON STOCKS (44.3%)
		Consumer Discretionary (3.3%)

4,293		Amazon.com, Inc.# ~	582,689
3,700		Nike, Inc. - Class B	271,950

			854,639

		Consumer Staples (3.9%)
4,600		Coca-Cola Company	253,000
8,000	GBP	Diageo, PLC	134,503
4,000		Procter & Gamble Company	253,080
2,400		Wal-Mart Stores, Inc.	133,440
6,300		Walgreen Company	233,667

			1,007,690

		Energy (10.0%)
5,490		Apache Corp.	557,235
7,325		Devon Energy Corp.	471,950
12,000		Halliburton Company	361,560
5,500	CAD	Nexen, Inc.	136,085
9,800		Noble Corp.#	409,836
3,100		Occidental Petroleum Corp.	262,074
12,214		Pride International, Inc.#	367,764

			2,566,504

		Financials (4.7%)
1,950		Affiliated Managers Group, Inc.#	154,050
2,400		Aflac, Inc.	130,296
2,500		Franklin Resources, Inc.	277,250
1,400		Goldman Sachs Group, Inc.	238,882
2,250		Prudential Financial, Inc.	136,125
4,600		T. Rowe Price Group, Inc.	252,678

			1,189,281

		Health Care (4.3%)
1,315		Alcon, Inc.	212,451
4,400		Johnson & Johnson	286,880
4,300		Medtronic, Inc.	193,629

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS MARCH 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

7,426		Merck & Company, Inc.	$277,361
2,300		Stryker Corp.	131,606

			1,101,927

		Industrials (4.7%)
6,500	CHF	ABB, Ltd.#	142,095
6,200		Eaton Corp.	469,774
1,600		L-3 Communications Holdings, Inc.	146,608
2,000		Parker-Hannifin Corp.	129,480
4,125		United Technologies Corp.	303,641

			1,191,598

		Information Technology (13.4%)
7,250		Accenture, PLC	304,138
25,200		ARM Holdings, PLC	269,388
3,793	GBP	Autonomy Corp., PLC#	104,833
18,640		Cisco Systems, Inc.#	485,199
19,175		eBay, Inc.#	516,766
8,145		Infosys Technologies, Ltd.	479,333
975		MasterCard, Inc.	247,650
16,405		Microsoft Corp.	480,174
20,900		Oracle Corp.	536,921

			3,424,402

		TOTAL COMMON STOCKS (Cost $9,921,673)	11,336,041

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (1.6%)#
		Other (1.6%)
		S&P 500 Index
80		Put, 12/18/10, Strike $1,075.00	379,600
10		Put, 09/18/10, Strike $1,100.00	37,550

		TOTAL PURCHASED OPTIONS (Cost $492,610)	417,150

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (1.1%)
281,762		Fidelity Prime Money Market Fund - Institutional Class (Cost $281,762)	281,762

TOTAL INVESTMENTS (99.5%) (Cost $22,310,209)			25,454,279

OTHER ASSETS, LESS LIABILITIES (0.5%)			140,121

NET ASSETS (100.0%)			$25,594,400

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At March 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $1,101,157 or 4.3% of net assets.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $271,460.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”) and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of March 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows:

Cost basis of investments	$22,321,264

Gross unrealized appreciation	$3,500,910
Gross unrealized depreciation	$(367,895)

Net unrealized appreciation (depreciation)	$3,133,015

NOTE 3 — SYNTHETIC CONVERTIBLE SECURITIES

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4 — VALUATIONS

•	Level 1 use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 are valued using unobservable inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining the fair value).

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

Value of
Investment
Valuation Inputs	Securities

Level 1 — Quoted Prices
Common Stocks	$10,954,611
Convertible Preferred Stocks	1,648,270
Synthetic Convertible Securities (Purchased Options)	357,915
Purchased Options	417,150
Short Term Investments	281,762
Level 2 — Other significant observable inputs
Common Stocks	381,430
Convertible Bonds	9,388,269
Synthetic Convertible Securities (Sovereign Bonds)	1,583,322
Convertible Preferred Stocks	441,550

Total	$25,454,279

ITEM 2.  CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3.  EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Advisors Trust
By: /s/ John P. Calamos, Sr.
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: May 5, 2010
By: /s/ Nimish S. Bhatt
Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: May 5, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Advisors Trust
By: /s/ John P. Calamos, Sr.
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: May 5, 2010
By: /s/ Nimish S. Bhatt
Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: May 5, 2010